Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Reserves.
Schedule of movements in reserves

			Share-based
		Employee	compensation	Total
	Hedging	benefits	reserve	reserves
Balance as of January 1, 2019	(836)	(156)	19,954	18,962
Effective portion of changes in fair value of cash flow hedges	(2,933)	—	—	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss	697	—	—	697
Share-based compensation, net of accrued dividend	—	—	4,794	4,794
Settlement of share-based compensation	—	—	(4,721)	(4,721)
Balance as of December 31, 2019	(3,072)	(156)	20,027	16,799
Effective portion of changes in fair value of cash flow hedges	(750)	—	—	(750)
Share-based compensation, net of accrued dividend	—	—	5,385	5,385
Settlement of share-based compensation	—	—	(2,824)	(2,824)
Actuarial gain	—	57	—	57
Balance as of December 31, 2020	(3,822)	(99)	22,588	18,667
Effective portion of changes in fair value of cash flow hedges	(161)	—	—	(161)
Share-based compensation, net of accrued dividend	—	—	3,351	3,351
Settlement of share-based compensation	—	—	(6,535)	(6,535)
Balance as of December 31, 2021	(3,983)	(99)	19,404	15,322

Schedule of dividend distributions

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 13, 2019	Common	$0.15	March 14, 2019	12,129
March 7, 2019	Preference	$0.546875	April 1, 2019	2,516
May 2, 2019	Common	$0.15	May 23, 2019	12,129
May 10, 2019	Preference	$0.546875	July 1, 2019	2,515
July 31, 2019	Common	$0.15	August 22, 2019	12,129
September 17, 2019	Preference	$0.546875	October 1, 2019	2,516
November 5, 2019	Common	$0.15	November 21, 2019	12,129
November 14, 2019	Preference	$0.546875	January 2, 2020	2,516
December 14, 2019	Common	$0.38	December 31, 2019	30,731
Total				89,310
February 5, 2020	Common	$0.15	March 12, 2020	12,082
March 12, 2020	Preference	$0.546875	April 1, 2020	2,516
May 6, 2020	Common	$0.05	May 28, 2020	4,035
May 14, 2020	Preference	$0.546875	July 1, 2020	2,516
August 4, 2020	Common	$0.05	August 27, 2020	4,758
September 16, 2020	Preference	$0.546875	October 1, 2020	2,516
November 9, 2020	Common	$0.05	November 30, 2020	4,759
December 9, 2020	Preference	$0.546875	January 4, 2021	2,516
Total				35,698
February 21, 2021	Common	$0.05	March 11, 2021	4,759
March 11, 2021	Preference	$0.546875	March 31, 2021	2,516
May 5, 2021	Common	$0.05	May 26, 2021	4,769
May 13, 2021	Preference	$0.546875	June 30, 2021	2,516
August 4, 2021	Common	$0.15	August 11, 2021	14,308
September 16, 2021	Preference	$0.546875	October 1, 2021	2,516
September 30, 2021	Common	$0.10	October 1, 2021	9,539
November 15, 2021	Preference	$0.546875	December 31, 2021	2,516
November 15, 2021	Common	$0.15	November 18, 2021	14,308
November 15, 2021	Common	$0.10	February 28, 2022	9,539
Total				67,286